SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund
International Fixed Income Fund

Supplement Dated October 19, 2006
to the Class A Shares Prospectus Dated January 31, 2006

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the International Fixed Income Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Fixed Income Fund. In the sub-section entitled "International Fixed Income Fund" in the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Fischer Francis Trees & Watts, Inc. is hereby deleted and replaced with the following:

BlackRock Financial Management, Inc. BlackRock Financial Management, Inc. (BFM), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to a portion of the assets of the International Fixed Income Fund. A team of investment professionals at BFM manages the portion of the International Fixed Income Fund's assets allocated to BFM. Andrew Gordon, Managing Director of BFM since 1996, and Scott Thiel, Managing Director of BFM since 2002, have day-to-day responsibilities for the International Fixed Income Fund. Mr. Gordon and Mr. Thiel, heads of the global bond team and members of the investment strategy group, are primarily responsible for developing and implementing strategies in the non-dollar and emerging markets sectors of the fixed income markets. Prior to joining BFM, Mr. Thiel was a Vice President at Goldman Sachs and Co.

There are no other changes to the sub-advisers of the International Fixed Income Fund.

Change in Sub-Adviser for the International Equity and Emerging Markets Equity Funds

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and Emerging Markets Equity Funds. In the sub-section entitled "International Equity Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

AXA Rosenberg Investment Management LLC: AXA Rosenberg Investment Management LLC (AXA Rosenberg), located at 4 Orinda Way, Building E, Orinda, California 94563, serves as a Sub-Adviser to the International Equity Fund. AXA Rosenberg's team of portfolio engineers manages the portion of the International Equity Fund's assets allocated to AXA Rosenberg. Dr. William Ricks, the firm's Chief Investment Officer and Chief Executive Officer, has overall responsibility for the day-to-day management of the International Equity Fund and oversees the investment process, trading, operations, portfolio engineering and portfolio construction. Dr. Ricks has been with AXA Rosenberg since 1989.

In the sub-section entitled "Emerging Markets Equity Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

AXA Rosenberg Investment Management LLC: AXA Rosenberg Investment Management LLC (AXA Rosenberg), located at 4 Orinda Way, Building E, Orinda, California 94563, serves as a Sub-Adviser to the Emerging Markets Equity Fund. AXA Rosenberg's team of portfolio engineers manages the portion of the Emerging Markets Equity Fund's assets allocated to AXA Rosenberg. Dr. William Ricks, the firm's Chief Investment Officer and Chief Executive Officer, has overall responsibility for the day-to-day management of the Emerging Markets Equity Fund and oversees the investment process, trading, operations, portfolio engineering and portfolio construction. Dr. Ricks has been with AXA Rosenberg since 1989.

In addition, in the sub-section entitled "International Equity Fund" in the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited is hereby deleted.

There are no other changes to the sub-advisers of the International Equity and Emerging Markets Equity Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-420 (10/06)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated October 19, 2006
to the Class I Shares Prospectus Dated January 31, 2006

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the International Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the International Equity Fund. In the sub-section entitled "International Equity Fund" in the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited is hereby deleted and replaced with the following:

AXA Rosenberg Investment Management LLC: AXA Rosenberg Investment Management LLC (AXA Rosenberg), located at 4 Orinda Way, Building E, Orinda, California 94563, serves as a Sub-Adviser to the International Equity Fund. AXA Rosenberg's team of portfolio engineers manages the portion of the International Equity Fund's assets allocated to AXA Rosenberg. Dr. William Ricks, the firm's Chief Investment Officer and Chief Executive Officer, has overall responsibility for the day-to-day management of the International Equity Fund and oversees the investment process, trading, operations, portfolio engineering and portfolio construction. Dr. Ricks has been with AXA Rosenberg since 1989.

There are no other changes to the sub-advisers of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-421 (10/06)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Debt Fund
International Fixed Income Fund

Supplement Dated October 19, 2006
to the Statement of Additional Information ("SAI") Dated January 31, 2006

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for the International Fixed Income Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the International Fixed Income Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Fischer Francis Trees & Watts, Inc. ("FFTW") is hereby deleted and replaced with the following:

BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. ("BFM") serves as a Sub-Adviser to a portion of the assets of the International Fixed Income Fund. BFM, a Delaware corporation, is a subsidiary of PNC Financial Services Group, Inc. and an indirect subsidiary of PNC Bank Corp.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the text relating to FFTW is hereby deleted and replaced with the following:

BFM

Compensation. SIMC pays BFM a fee based on the assets under management of the International Fixed Income Fund as set forth in an investment sub-advisory agreement between BFM and SIMC. BFM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Fixed Income Fund. The following information relates to the period beginning September 30, 2006.

BFM's compensation of its investment professionals may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by BFM such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, BFM's portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-term retention and incentive plan (LTIP)—The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the granting of awards that are expressed as an amount of cash which, if properly vested and subject to the attainment of certain performance goals, will be settled in part in cash and in part in BFM common stock.

Deferred compensation program—A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm's investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm's hedge funds and other unregistered products. In addition, a portion of the annual compensation of certain senior managers is mandatorily deferred in a similar manner for a number of years.

Options and restricted stock awards—While incentive stock options are not presently being awarded to BFM employees, BFM previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BFM also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BFM. These awards vest over a period of years.

Incentive savings plans—As of May 31, 2006 the PNC Financial Services Group, Inc., which owns approximately 71% of BFM's common stock, had created a variety of incentive savings plans in which BFM employees are eligible to participate, including an Employee Stock Purchase Plan (ESPP) and a 401(k) plan. The 401(k) plan may involve a company match of the employee's contribution of up to 6% of the employee's salary. The company match is made using BFM common stock. The firm's 401(k) plan offers a range of investment options, including registered investment companies managed by the firm. Portfolio managers are eligible to participate in these plans.

Annual incentive compensation for each portfolio manager is a function of several components: the performance of BFM; the performance of the portfolio manager's group within BFM; the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks; and the individual's teamwork and contribution to the overall performance of the portfolios and BFM. Unlike many other firms, portfolio managers at BFM compete against benchmarks rather than each other. A group of BFM officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. With respect to the International Fixed Income Fund's portfolio managers, such benchmarks include the Lehman Global Aggregate Index (Ex-US Hedged in US Dollars).

BFM officers then make a subjective determination with respect to the portfolio manager's compensation based on the performance of the funds and Other Accounts managed by each portfolio manager relative to the various benchmarks. Senior portfolio managers who perform additional management functions within BFM may receive additional compensation for serving in these other capacities.

Ownership of Fund Shares. As of September 30, 2006, the portfolio managers did not beneficially own any shares of the International Fixed Income Fund.

Other Accounts. As of September 30, 2006, BFM's portfolio managers were responsible for the day-to-day management of certain Other Accounts as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Andrew Gordon	6	$1,759,000,000	18		$3,964,000,000	87		$30,692,000,000
	n/a	n/a	3	*	$12,500,000	19	*	$4,006,000,000
Scott Thiel	3	$230,000,000	18		$4,297,000,000	93		$24,560,000,000
	n/a	n/a	3	*	$1,285,000,000	16	*	$3,275,000,000

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. BFM has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BFM has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time.

Nevertheless, BFM furnishes investment management and advisory services to numerous clients in addition to the International Fixed Income Fund, and BFM may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BFM, or in which BFM's portfolio managers have a personal interest in the receipt of such fees) which may be the same as or different from those made to the International Fixed Income Fund.

In addition, BFM, its affiliates, and any officer, director, stockholder, or employee may or may not have an interest in the securities whose purchase and sale BFM recommends to the International Fixed Income

Fund. Actions with respect to securities of the same kind may be the same as or different from the action which BFM, any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take with respect to the same securities. Moreover, BFM may refrain from rendering any advice or services concerning securities of companies of which any of BFM's (or its affiliates') officers, directors, or employees are directors or officers, or companies as to which BFM or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.

Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the International Fixed Income Fund. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BFM owes a duty of loyalty to its clients and must treat each client fairly. When BFM purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BFM attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BFM has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BFM with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Change in Sub-Adviser for the International Equity and Emerging Markets Equity Funds

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the International Equity and Emerging Markets Equity Funds. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added:

AXA Rosenberg Investment Management LLC

AXA Rosenberg Investment Management LLC ("AXA Rosenberg") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity and International Equity Funds. AXA Rosenberg is a wholly-owned subsidiary of AXA Rosenberg Group LLC. AXA Rosenberg is a limited liability company and was founded in 1985.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the following text is hereby added:

AXA Rosenberg

Compensation. SIMC pays AXA Rosenberg a fee based on the assets under management of the Emerging Markets Equity and International Equity Funds as set forth in an investment sub-advisory agreement between AXA Rosenberg and SIMC. AXA Rosenberg pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity and International Equity Funds. The following information relates to the period ended September 30, 2006.

AXA Rosenberg compensates Dr. Ricks for his management of the Emerging Markets Equity and International Equity Funds. His compensation consists of base salary, bonus and deferred compensation. All compensation components are fixed and are not based on the performance of the Emerging Markets Equity and International Equity Funds.

AXA Rosenberg's investment professionals' total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including AXA Rosenberg's overall profitability. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Among the factors included in this annual assessment are: (i) contribution to business results and overall business strategy; (ii) success of marketing/business development efforts and client servicing; and (iii) the relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance). Furthermore, an investment professional's seniority/length of service with the firm and management and supervisory responsibilities are relevant to compensation decisions.

Ownership of Fund Shares. As of September 30, 2006, Dr. Ricks did not beneficially own any shares of the Emerging Markets Equity or International Equity Funds.

Other Accounts. As of September 30, 2006, in addition to the Emerging Markets Equity and International Equity Funds, Dr. Ricks was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
William E. Ricks	15	$4,807,391,875	13		$1,856,195,709	122		$17,852,673,145
	n/a	n/a	1	*	$13,629,210	33	*	$7,182,115,872

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio manager's management of Other Accounts may give rise to potential conflicts of interest in connection with the management of the Emerging Markets Equity and International Equity Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include Constellation International Equity Fund, Laudus Rosenberg International Small Cap Fund, Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Discovery Fund and Laudus Rosenberg Global Long/Short Equity Fund. The Other Accounts might have similar investment objectives to the Emerging Markets Equity and International Equity Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Emerging Markets Equity and International Equity Funds. While the portfolio manager's management of Other Accounts may give rise to the following potential conflicts of interest, AXA Rosenberg does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, AXA Rosenberg believes it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Emerging Markets Equity and International Equity Funds. Because of the portfolio manager's position with the Emerging Markets Equity and International Equity Funds, the portfolio manager knows the size, timing and possible market impact of Emerging Markets Equity and International Equity Fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Emerging Markets Equity and International Equity Funds. However, AXA Rosenberg has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio manager's management of the Emerging Markets Equity and International Equity Funds and Other Accounts which, in theory, may allow the portfolio manager to allocate investment opportunities in a way that favors Other Accounts over the Emerging Markets Equity and International Equity Funds. This conflict of interest may be exacerbated to the extent that AXA Rosenberg or the portfolio manager receives, or expects to receive, greater compensation from their management of the Other Accounts than from the Emerging Markets Equity and International Equity Funds. Notwithstanding this theoretical conflict of interest, it is AXA Rosenberg's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AXA Rosenberg has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio manager may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Emerging Markets Equity and International Equity Funds, such securities might not be suitable for the Emerging Markets Equity and International Equity Funds given their investment objectives and related restrictions.

There are no other changes to the sub-advisers of the International Equity and International Fixed Income Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-422 (10/06)